Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Fair Value Determined Using Option Pricing Model Assumptions	The warrants are not traded in an active securities market, and as such the estimated the fair value as of March 31, 2019 was determined by using an option pricing model with the following assumptions:
	As of March 31, 2019	As of December31, 2018
Expected term	1.8 years	2.1 years
Common stock market price	$13.00	$14.50
Risk-free interest rate	2.38%	2.48%
Expected volatility	128%	125%
Resulting fair value (per warrant)	$5.00	$6.50

The warrants are not traded in an active securities market, and as such the estimated the fair value as of December 31, 2018 was determined by using an option pricing model with the following assumptions:

	As of December 31, 2018	As of July 25, 2018 (inception date)
Common stock market price	$14.50	$36.00
Risk-free interest rate	2.48%	2.70%
Expected volatility	125%	112%
Resulting fair value (per warrant)	$6.50	$22.50
Expected term	2.1 years	2.5 years